Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/2011

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): [ ] is a restatement.
     			         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Alan Leist III
Address: 114 Business Park Drive
         Utica, NY 13502
         United States of America

Form 13F File Number: 28-13318

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alan Leist III
Title: Managing Director
Phone: (315)724-1776

Signature, Place, and Date of Signing:


[Signature] 			[City, State] 			[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F
File Number                    Name
28-13318                  Alan Leist III
[Repeat as necessary.]


Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:       ______________

Form 13F Information Table Entry Total:  123

Form 13F Information Table Value Total: $300,724
 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]
No.   Form 13F File Number    Name


28-13318         Alan Leist III
[Repeat as necessary.]

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     3824 40314.000 SH      Sole                40314.000
ABB Ltd.                       COM              000375204      214 8230.000 SH       Sole                 8230.000
AT&T Inc.                      COM              00206R102     2239 71288.000 SH      Sole                71288.000
Abbott Laboratories            COM              002824100     1650 31358.000 SH      Sole                31358.000
Air Products & Chemicals       COM              009158106     1727 18070.000 SH      Sole                18070.000
American Express               COM              025816109      201 3883.000 SH       Sole                 3883.000
Anadarko Pete Corp.            COM              032511107     1402 18265.000 SH      Sole                18265.000
Apache Corp.                   COM              037411105     4709 38164.000 SH      Sole                38164.000
Apple Computer                 COM              037833100     3254 9693.000 SH       Sole                 9693.000
Automatic Data Processing      COM              053015103     2114 40129.000 SH      Sole                40129.000
Avago Technologies Limited     COM              Y0486S104     1448 38110.000 SH      Sole                38110.000
BHP Billiton Ltd.              COM              088606108     2368 25020.000 SH      Sole                25020.000
Baker Hughes Inc               COM              057224107     3371 46455.000 SH      Sole                46455.000
Bank of America Corp.          COM              060505104      216 19745.000 SH      Sole                19745.000
Barrick Gold                   COM              067901108     1765 38965.000 SH      Sole                38965.000
Baxter International Inc.      COM              071813109     1589 26625.000 SH      Sole                26625.000
Becton Dickinson & Co.         COM              075887109     5079 58943.000 SH      Sole                58943.000
Boeing Co.                     COM              097023105     1883 25470.000 SH      Sole                25470.000
Buckle Inc                     COM              118440106     1110 26000.000 SH      Sole                26000.000
CVS Caremark Corp.             COM              126650100      244 6500.000 SH       Sole                 6500.000
Carpenter Technology Corp.     COM              144285103      288 5000.000 SH       Sole                 5000.000
Chevron Corp.                  COM              166764100     3362 32691.000 SH      Sole                32691.000
Cisco Systems Inc.             COM              17275R102      182 11673.000 SH      Sole                11673.000
Coca Cola Co.                  COM              191216100     1898 28205.000 SH      Sole                28205.000
Cognizant Technology Solutions COM              192446102     2187 29815.000 SH      Sole                29815.000
Colgate Palmolive Co.          COM              194162103     4795 54860.000 SH      Sole                54860.000
ConocoPhillips                 COM              20825C104     5785 76943.000 SH      Sole                76943.000
Corning Inc.                   COM              219350105      209 11505.000 SH      Sole                11505.000
Covidien PLC                   COM              G2554F113     3192 59970.000 SH      Sole                59970.000
Ctrip.com International Ltd. A COM              22943F100     1695 39335.000 SH      Sole                39335.000
Cummins Inc.                   COM              231021106     3919 37865.000 SH      Sole                37865.000
Deere & Co.                    COM              244199105     2030 24620.000 SH      Sole                24620.000
Diamond Offshore Drilling      COM              25271C102     1688 23970.000 SH      Sole                23970.000
Digital Realty Trust           COM              253868103     1510 24445.000 SH      Sole                24445.000
DuPont de Nemours              COM              263534109     2732 50550.000 SH      Sole                50550.000
EMC Corp.                      COM              268648102     2194 79645.000 SH      Sole                79645.000
Eastern Insurance Holdings, In COM              276534104      799 60467.000 SH      Sole                60467.000
Eaton Corp.                    COM              278058102     1958 38061.000 SH      Sole                38061.000
Eaton Vance Corp               COM              278265103     1744 57690.000 SH      Sole                57690.000
Emerson Electric Co.           COM              291011104     2975 52895.000 SH      Sole                52895.000
Exxon Mobil Corp.              COM              30231G102     5461 67107.998 SH      Sole                67107.998
Family Dollar Stores, Inc.     COM              307000109     1353 25750.000 SH      Sole                25750.000
Ford Motor                     COM              345370860      180 13026.000 SH      Sole                13026.000
Gap Inc.                       COM              364760108     2206 121865.000 SH     Sole               121865.000
General Electric Co.           COM              369604103      756 40077.000 SH      Sole                40077.000
Google, Inc.                   COM              38259P508      322  635.000 SH       Sole                  635.000
HSBC Holdings PLC ADR          COM              404280406     1175 23670.000 SH      Sole                23670.000
Harris Corp.                   COM              413875105     3093 68647.000 SH      Sole                68647.000
Harsco Corp.                   COM              415864107     1348 41354.000 SH      Sole                41354.000
Hess Corp                      COM              42809H107      404 5400.000 SH       Sole                 5400.000
Hewlett Packard Co Com         COM              428236103     2303 63259.000 SH      Sole                63259.000
Honeywell International Inc.   COM              438516106     2061 34590.000 SH      Sole                34590.000
ITT Corporation                COM              450911102     3608 61221.000 SH      Sole                61221.000
Illinois Tool Works            COM              452308109     4064 71940.000 SH      Sole                71940.000
Intel Corp.                    COM              458140100     1792 80845.000 SH      Sole                80845.000
International Business Machine COM              459200101     2867 16713.000 SH      Sole                16713.000
J M Smucker Co.                COM              832696405     1055 13800.000 SH      Sole                13800.000
JP Morgan Chase & Co.          COM              46625H100      206 5040.000 SH       Sole                 5040.000
Johnson & Johnson              COM              478160104      662 9946.000 SH       Sole                 9946.000
Johnson Controls Inc.          COM              478366107     3022 72545.000 SH      Sole                72545.000
KeyCorp                        COM              493267108      157 18852.000 SH      Sole                18852.000
Kroger Company                 COM              501044101     2886 116370.000 SH     Sole               116370.000
Lockheed Martin Corp.          COM              539830109     1374 16970.000 SH      Sole                16970.000
M&T Bank Corp.                 COM              55261F104     2437 27714.000 SH      Sole                27714.000
Marathon Oil Corporation       COM              565849106     4636 88002.000 SH      Sole                88002.000
Mattel, Inc.                   COM              577081102     1776 64620.000 SH      Sole                64620.000
McCormick & Co. Inc.           COM              579780206     2746 55403.000 SH      Sole                55403.000
McDonalds Corp.                COM              580135101     1841 21829.000 SH      Sole                21829.000
Medco Health Solutions, Inc.   COM              58405U102     3146 55655.000 SH      Sole                55655.000
Medtronic, Inc.                COM              585055106     1380 35825.000 SH      Sole                35825.000
Microsoft Corp.                COM              594918104     4423 170126.000 SH     Sole               170126.000
Morgan Stanley                 COM              617446448     2624 114035.000 SH     Sole               114035.000
Mosaic Co.                     COM              61945C103     1919 28335.000 SH      Sole                28335.000
NextEra Energy, Inc. (Formerly COM              65339f101     1217 21185.000 SH      Sole                21185.000
Nike Inc.                      COM              654106103     3355 37290.000 SH      Sole                37290.000
Norfolk Southern               COM              655844108     1555 20755.000 SH      Sole                20755.000
Northern Superior Resources In COM              665804100        6 20000.000 SH      Sole                20000.000
Novartis AG ADR                COM              66987V109      237 3875.000 SH       Sole                 3875.000
Occidental Petroleum Corp.     COM              674599105     1559 14982.000 SH      Sole                14982.000
PPG Industries Inc.            COM              693506107     1864 20535.000 SH      Sole                20535.000
PPL Corporation                COM              69351T106     1751 62910.000 SH      Sole                62910.000
Pepsico Inc.                   COM              713448108     2077 29492.000 SH      Sole                29492.000
Procter & Gamble Co.           COM              742718109     3087 48568.000 SH      Sole                48568.000
QUALCOMM, Inc.                 COM              747525103     2902 51095.000 SH      Sole                51095.000
Rayonier Inc.                  COM              754907103     1375 21044.000 SH      Sole                21044.000
Raytheon Co.                   COM              755111507     1562 31335.000 SH      Sole                31335.000
SPDR KBW Bank                  COM              78464A797     2978 124115.000 SH     Sole               124115.000
Sanofi-Aventis ADR             COM              80105N105     1019 25355.000 SH      Sole                25355.000
Spectra Energy                 COM              847560109     1311 47845.000 SH      Sole                47845.000
St. Jude Medical               COM              790849103      226 4750.000 SH       Sole                 4750.000
Sysco Corp                     COM              871829107     1324 42470.000 SH      Sole                42470.000
T. Rowe Price Group Inc.       COM              74144T108     5053 83737.000 SH      Sole                83737.000
Teva Pharmaceutical ADR        COM              881624209     3293 68295.000 SH      Sole                68295.000
The Bank of New York Mellon Co COM              064058100     1601 62482.000 SH      Sole                62482.000
Thermo Fisher Scientific Inc,  COM              883556102      305 4730.000 SH       Sole                 4730.000
Total ADR                      COM              89151E109     2151 37195.000 SH      Sole                37195.000
Tupperware Brands Corporation  COM              899896104     4684 69450.000 SH      Sole                69450.000
Unilever PLC ADR               COM              904767704     1312 40501.000 SH      Sole                40501.000
United Technologies Corp.      COM              913017109     3746 42325.000 SH      Sole                42325.000
VF Corp.                       COM              918204108     1085 9990.000 SH       Sole                 9990.000
Verizon Communications Inc.    COM              92343V104     1614 43344.000 SH      Sole                43344.000
Visa Inc.                      COM              92826C839     1908 22650.000 SH      Sole                22650.000
Wal-Mart Stores                COM              931142103      187 3515.000 SH       Sole                 3515.000
Walt Disney Co.                COM              254687106      230 5887.000 SH       Sole                 5887.000
Waste Management Inc.          COM              94106L109     1377 36935.000 SH      Sole                36935.000
Whirlpool Corp.                COM              963320106     1532 18835.000 SH      Sole                18835.000
Yum Brands Inc.                COM              988498101     4244 76824.000 SH      Sole                76824.000
PowerShares DB Commodity Index ETF              73935S105     2843 98175.000 SH      Sole                98175.000
S&P 400 Mid-Cap Depository Rec ETF              78467Y107    14888 83900.000 SH      Sole                83900.000
S&P 500 Depository Receipt     ETF              78462F103     1702 12900.000 SH      Sole                12900.000
SPDR Gold Trust                ETF              78463V107     6143 42077.000 SH      Sole                42077.000
SPDR S&P Metals & Mining       ETF              78464A755      385 5552.000 SH       Sole                 5552.000
Vanguard Dividend Appreciation ETF              921908844    10801 192915.000 SH     Sole               192915.000
Vanguard Emerging Markets      ETF              922042858    14442 297039.000 SH     Sole               297039.000
Vanguard REIT Index            ETF              922908553     3402 56600.000 SH      Sole                56600.000
iShares MSCI EAFE Index Fund   ETF              464287465    19348 321714.000 SH     Sole               321714.000
iShares MSCI Emerging Markets  ETF              464287234      284 5970.000 SH       Sole                 5970.000
iShares Russell 1000 Growth In ETF              464287614      338 5555.000 SH       Sole                 5555.000
iShares Russell 2000 Index     ETF              464287655     6543 79024.000 SH      Sole                79024.000
Harbor International Fund                       411511306       55  851.000 SH       Sole                  851.000
Vanguard 500 Index Fund Admira                  922908710      292 2402.195 SH       Sole                 2402.195
Vanguard International Explore                  921946208      408 23999.123 SH      Sole                23999.123
Vanguard Wellington Fund - Adm                  921935201      290 5204.502 SH       Sole                 5204.502